Intangible Assets (Tables)	12 Months Ended
Dec. 28, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortizable Intangible Assets, Net
A summary of our amortizable intangible assets is as follows:

		2024			2023			2022
	Average Useful Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Acquired franchise rights	56 – 60	$821	$(223)	$598	$840	$(214)	$626
Customer relationships	15 – 24	565	(279)	286	560	(265)	295
Brands	20 – 40	1,051	(977)	74	1,093	(989)	104
Other identifiable intangibles	10 – 24	420	(276)	144	449	(275)	174
Total		$2,857	$(1,755)	$1,102	$2,942	$(1,743)	$1,199
Amortization expense				$74			$75	$78

Future Amortization of Intangible Assets
Amortization is recognized on a straight-line basis over an intangible asset’s estimated useful life. Amortization of intangible assets for each of the next five years, based on existing intangible assets as of December 28, 2024 and using average 2024 foreign exchange rates, is expected to be as follows:

	2025	2026	2027	2028	2029
Five-year projected amortization	$73	$64	$60	$59	$58

Change in Book Value of Nonamortizable Intangible Assets
The components of indefinite-lived intangible assets are as follows:

	2024	2023
Goodwill	$17,534	$17,728
Other indefinite-lived intangible assets
Reacquired franchise rights	7,437	7,533
Acquired franchise rights	1,858	1,891
Brands (a)	4,404	4,306
Total indefinite-lived intangible assets	$31,233	$31,458
(a) Increase is related to the acquisition of remaining ownership in Sabra. See Note 13 for further information.
The change in the book value of goodwill is as follows:

	PFNA	PBNA	IB Franchise	EMEA (b)	LatAm Foods	Asia Pacific Foods	Total
Balance as of December 31, 2022	$640	$11,947	$2,336	$2,532	$373	$374	$18,202
Acquisitions	—	4	—	34	—	—	38
Impairment (a)	—	—	(290)	—	—	—	(290)
Translation and other	2	10	(60)	(184)	20	(10)	(222)
Balance as of December 30, 2023	642	11,961	1,986	2,382	393	364	17,728
Acquisitions (c)	159	—	—	—	—	3	162
Translation and other	(10)	(36)	(68)	(188)	(39)	(15)	(356)
Balance as of December 28, 2024	$791	$11,925	$1,918	$2,194	$354	$352	$17,534
(a)Related to SodaStream.
(b)Translation and other in 2023 primarily reflects the depreciation of the Russian ruble, partially offset by appreciation of the euro and British pound. Translation and other in 2024 primarily reflects the depreciation of the Russian ruble and euro.
(c)Primarily related to the acquisition of remaining ownership in Sabra. See Note 13 for further information.